Debt (Financing Activities) (Narrative) (Details) $ in Millions		12 Months Ended
	Dec. 02, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 01, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from Issuance of Long-term Debt		$ 48,793	$ 10,140	$ 33,969
Debt Exchange [Member]
Debt Instrument [Line Items]
Debt Instrument - Exchange Offers Completed	2
Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Interest Rate		4.40%	4.20%
Debt Instrument, Redemption Amount		$ 12,339
Notes And Debentures [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		1.40%
Notes And Debentures [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate		5.79%
New Debt [Member]
Debt Instrument [Line Items]
Debt Instrument Weighted Average Maturity Period		18 years
Debt Instrument Weighted Average Interest Rate		4.35%
Debt instrument - principal amount		$ 49,161
Global Notes Due Between 2020 and 2023 [Member] | First Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Early redemption of long-term debt	$ 5,448
Global Notes Due Between 2020 and 2023 [Member] | Minimum [Member] | First Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					0.00%
Global Notes Due Between 2020 and 2023 [Member] | Maximum [Member] | First Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					5.20%
Global Notes Due Between 2022 and 2097 [Member] | Second Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Early redemption of long-term debt	$ 3,726
Global Notes Due Between 2022 and 2097 [Member] | Minimum [Member] | Second Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					5.85%
Global Notes Due Between 2022 and 2097 [Member] | Maximum [Member] | Second Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					8.75%
AT&T Inc. Global Notes [Member] | First Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt Instrument - Number Of Debt Instruments Issued	2
AT&T Inc. Global Notes [Member] | Second Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount					$ 3,736
Payments of Debt Restructuring Costs	$ 449
AT&T Inc. Global Notes [Member] | Minimum [Member] | Second Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					5.15%
AT&T Inc. Global Notes [Member] | Maximum [Member] | Second Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					8.75%
Series One [Member] | First Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount					$ 5,605
Debt instument - stated percentage rate					4.10%
Series Two [Member] | First Debt Exchange Offer [Member]
Debt Instrument [Line Items]
Debt instument - stated percentage rate					4.30%